SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of estimated useful lives of property and equipment

Useful lives

Leasehold improvements	Lesser of the lease term or estimated useful life of the assets
Furniture, fixtures and office equipment	0.2 - 5	years
Software and IT equipment	0.1 - 3	years
Vehicles	0.6 - 9	years

Schedule of estimated useful lives of identifiable intangible assets

	Useful lives

Domain name/Trade name	Indefinite life
Technology	3-5	years
Members	4	years
Branding	10	years
In-progress orders	0.1	year

Schedule of changes in contract liability

For the year ended
December 31, 2018
Contract liability as of January 1, 2018	$5,248
Cash received in advance, net of VAT	199,899
Revenue recognized from opening balance of contract liability	(5,248)
Revenue recognized from contract liability arising during current year	(189,653)
Contract liability as of December 31, 2018	$10,246

Schedule of liabilities measured at fair value on a recurring basis

	December 31, 2018
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities:
Convertible promissory notes	$—	$—	$51,922	$51,922

ASU 2014-09
Schedule of the impact of adoption of the new revenue standard requirements on the consolidated balance sheet

			Amounts without
	As of		adoption of
	December 31, 2018	Adjustments	ASU 2014-09
Contract liability	$10,246	$209	$10,455
Accrued expenses and other current liabilities	$22,688	$(209)	$22,479